UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET GLOBAL HIGH

YIELD BOND FUND

(FORMERLY KNOWN AS LEGG MASON

PARTNERS GLOBAL HIGH YIELD BOND FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited)	September 30, 2009

Face Amount†		Security	Value
CORPORATE BONDS & NOTES - 86.6%
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 1.0%
530,000		Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$572,400
		Allison Transmission Inc., Senior Notes:
105,000		11.000% due 11/1/15 (a)	103,425
2,260,000		11.250% due 11/1/15 (a)(b)	2,113,100
3,068,000	EUR	Europcar Groupe SA, Senior Secured Subordinated Bonds, 4.373% due 5/15/13 (a)(c)	4,042,812
540,000		Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	144,450
		Visteon Corp., Senior Notes:
201,000		8.250% due 8/1/10 (d)	50,250
1,945,000		12.250% due 12/31/16 (a)(d)	505,700

		Total Auto Components	7,532,137

Automobiles - 0.2%
		Motors Liquidation Co.:
3,170,000		Notes, 7.200% due 1/15/11 (d)	499,275
8,110,000		Senior Debentures, 8.375% due 7/15/33 (d)	1,358,425

		Total Automobiles	1,857,700

Diversified Consumer Services - 0.9%
		Education Management LLC/Education Management Finance Corp.:
50,000		Senior Notes, 8.750% due 6/1/14	53,250
4,205,000		Senior Subordinated Notes, 10.250% due 6/1/16	4,688,575
		Service Corp. International, Senior Notes:
555,000		7.625% due 10/1/18	561,938
1,255,000		7.500% due 4/1/27	1,126,362

		Total Diversified Consumer Services	6,430,125

Hotels, Restaurants & Leisure - 5.3%
1,720,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	1,793,100
		Boyd Gaming Corp., Senior Subordinated Notes:
285,000		6.750% due 4/15/14	256,500
780,000		7.125% due 2/1/16	690,300
512,000		Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	340,481
2,375,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,410,625
2,250,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,755,000
		El Pollo Loco Inc.:
3,360,000		Senior Notes, 11.750% due 11/15/13	3,108,000
1,420,000		Senior Secured Notes, 11.750% due 12/1/12 (a)	1,503,425
		Harrah’s Operating Co. Inc.:
3,205,000		Senior Notes, 10.750% due 2/1/16	2,604,062
		Senior Secured Notes:
965,000		10.000% due 12/15/15 (a)	805,775
1,570,000		11.250% due 6/1/17 (a)	1,593,550
715,000		10.000% due 12/15/18 (a)	572,000
3,490,000		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	3,603,425
2,650,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	1,576,750
4,855,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (d)(e)	2,269,712
1,262,000	GBP	Marstons Issuer PLC, Secured Bonds, 5.641% due 7/15/35 (c)	1,455,276
		MGM MIRAGE Inc.:

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Hotels, Restaurants & Leisure - 5.3% (continued)
		Senior Notes:
100,000		8.500% due 9/15/10	$99,750
4,340,000		11.375% due 3/1/18 (a)	4,101,300
		Senior Secured Notes:
270,000		10.375% due 5/15/14 (a)	289,575
645,000		11.125% due 11/15/17 (a)	707,888
2,050,000		Senior Subordinated Notes, 8.375% due 2/1/11	1,906,500
580,000		Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	584,350
2,100,000		Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	2,121,000
1,545,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,228,275
1,285,000		Snoqualmie Entertainment Authority, Senior Secured Notes, 4.680% due 2/1/14 (a)(c)	636,075
		Station Casinos Inc., Senior Notes:
1,295,000		6.000% due 4/1/12 (d)(e)	388,500
3,765,000		7.750% due 8/15/16 (d)(e)	1,148,325
655,000		Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	651,725

		Total Hotels, Restaurants & Leisure	40,201,244

Household Durables - 1.0%
		American Greetings Corp., Senior Notes:
470,000		7.375% due 6/1/16	399,500
310,000		7.375% due 6/1/16	298,375
620,000		K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	657,200
2,820,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,834,100
3,665,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	3,500,075

		Total Household Durables	7,689,250

Leisure Equipment & Products - 0.6%
2,553,000	EUR	Carlson Wagonlit BV, Senior Notes, 6.649% due 5/1/15 (a)(c)	2,756,757
900,000	EUR	Cirsa Capital Luxembourg, Senior Notes, 7.875% due 7/15/12 (a)	1,291,381
600,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	636,000

		Total Leisure Equipment & Products	4,684,138

Media - 5.9%
		Affinion Group Inc.:
		Senior Notes:
1,945,000		10.125% due 10/15/13 (a)	2,008,212
1,295,000		10.125% due 10/15/13	1,337,087
4,921,000		Senior Subordinated Notes, 11.500% due 10/15/15	5,080,932
8,693,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (d)(e)	1,651,670
1,699,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (d)(e)	1,911,375
3,315,000		Cengage Learning Acquisitions Inc., Senior Subordinated Notes, 13.250% due 7/15/15 (a)	3,066,375
1,010,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)(e)(f)	2,525
1,050,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (d)(e)	7,875
4,760,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(d)(e)	5,176,500
39,000		CMP Susquehanna Corp., 4.774% due 5/15/14 (a)(c)(e)(f)	16,575
1,870,000		CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,972,850
		DISH DBS Corp., Senior Notes:

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Media - 5.9% (continued)
150,000		7.000% due 10/1/13	$151,875
30,000		7.750% due 5/31/15	30,750
4,075,000		7.875% due 9/1/19 (a)	4,136,125
		Globo Communicacoes e Participacoes SA:
2,665,000		Bonds, 7.250% due 4/26/22 (a)	2,811,575
120,000		Senior Bonds, 7.250% due 4/26/22 (a)	126,600
3,960,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	198,000
1,050,000	EUR	ITV PLC, Senior Notes, 10.000% due 6/30/14	1,601,020
		Kabel Deutschland GmbH:
2,000,000	EUR	8.250% due 11/19/14	2,705,627
546,000	EUR	Senior Notes, 10.750% due 7/1/14	851,389
130,000		R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13 (d)	8,125
1,825,000		Sun Media Corp., Senior Notes, 7.625% due 2/15/13	1,405,250
3,380,000		Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	3,650,400
		UPC Holding BV, Senior Notes:
2,500,000	EUR	8.000% due 11/1/16 (a)	3,513,961
835,000		9.875% due 4/15/18 (a)	880,925
450,000		Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	464,625

		Total Media	44,768,223

Multiline Retail - 1.0%
270,000		Dollar General Corp., Senior Notes, 10.625% due 7/15/15	299,700
		Neiman Marcus Group Inc.:
4,557,210		Senior Notes, 9.000% due 10/15/15 (b)	3,919,200
1,660,000		Senior Secured Notes, 7.125% due 6/1/28	1,427,600
1,800,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	1,902,654

		Total Multiline Retail	7,549,154

Specialty Retail - 1.3%
		Blockbuster Inc.:
1,985,000		Senior Secured Notes, 11.750% due 10/1/14 (a)	1,900,638
1,560,000		Senior Subordinated Notes, 9.000% due 9/1/12	1,006,200
3,039,000	EUR	Edcon Proprietary Ltd., Senior Notes, 4.028% due 6/15/14 (a)(c)	3,248,173
700,000		Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	722,750
1,479,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (d)(e)(f)	0
205,000		Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	214,812
2,418,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	2,393,820

		Total Specialty Retail	9,486,393

Textiles, Apparel & Luxury Goods - 0.5%
3,135,000		Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	3,374,044

		TOTAL CONSUMER DISCRETIONARY	133,572,408

CONSUMER STAPLES - 1.6%
Food Products - 0.8%
1,900,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	1,949,601
1,310,000		Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	1,329,650
		Dole Food Co. Inc.:
		Senior Notes:
1,856,000		8.875% due 3/15/11	1,867,600
60,000		13.875% due 3/15/14 (a)	70,650
940,000		Senior Secured Notes, 8.000% due 10/1/16 (a)	948,225

		Total Food Products	6,165,726

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Household Products - 0.4%
890,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	$890,000
2,355,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,407,988

	Total Household Products	3,297,988

Tobacco - 0.4%
2,960,000	Alliance One International Inc., Senior Notes, 10.000% due 7/15/16 (a)	3,071,000

	TOTAL CONSUMER STAPLES	12,534,714

ENERGY - 12.1%
Energy Equipment & Services - 0.9%
1,860,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14 (a)	1,980,900
900,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	823,500
720,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	709,200
1,495,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,427,725
730,000	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)	755,550
1,290,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,322,854

	Total Energy Equipment & Services	7,019,729

Oil, Gas & Consumable Fuels - 11.2%
1,640,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	1,697,400
2,740,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	2,205,700
7,042,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,584,270
1,570,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	1,683,825
	Chesapeake Energy Corp., Senior Notes:
670,000	6.375% due 6/15/15	625,612
65,000	6.625% due 1/15/16	61,750
1,395,000	6.250% due 1/15/18	1,255,500
3,975,000	7.250% due 12/15/18	3,776,250
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,100,000
525,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	557,813
725,000	Concho Resources Inc., Senior Notes, 8.625% due 10/1/17	746,750
4,582,690	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.509% due 4/15/10 (a)(b)(c)	3,872,373
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (d)(e)(f)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (d)(e)(f)	0
3,470,000	Ecopetrol SA, Notes, 7.625% due 7/23/19 (a)	3,817,000
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	251,157
3,240,000	7.800% due 8/1/31	2,987,666
1,000,000	7.750% due 1/15/32	921,198
635,000	Notes, 7.875% due 6/15/12	656,824
435,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	461,100
	Enterprise Products Operating LLP:
2,250,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	2,106,403
815,000	Subordinated Notes, 7.034% due 1/15/68 (c)	714,196
4,610,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,592,712
1,990,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	2,014,875
1,000,000	Indo Integrated Energy BV, Senior Subordinated Notes, 8.500% due 6/1/12	992,774
3,735,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,417,525
2,880,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	3,078,000
1,800,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	1,743,840

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels - 11.2% (continued)
1,720,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	$1,720,000
	OPTI Canada Inc., Senior Secured Notes:
1,025,000	7.875% due 12/15/14	789,250
1,840,000	8.250% due 12/15/14	1,435,200
950,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	964,250
	Petrohawk Energy Corp., Senior Notes:
760,000	9.125% due 7/15/13	784,700
610,000	7.875% due 6/1/15	603,900
1,720,000	Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19 (a)	1,956,500
	Petroplus Finance Ltd., Senior Notes:
1,215,000	6.750% due 5/1/14 (a)	1,143,619
390,000	7.000% due 5/1/17 (a)	356,850
	Plains Exploration & Production Co., Senior Notes:
1,735,000	10.000% due 3/1/16	1,878,137
700,000	8.625% due 10/15/19	712,250
	Quicksilver Resources Inc., Senior Notes:
1,880,000	8.250% due 8/1/15	1,842,400
1,450,000	11.750% due 1/1/16	1,605,875
7,500,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	7,471,875
5,660,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(d)(e)	396,200
1,221,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	934,065
900,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	930,375
310,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	353,400
2,450,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (d)	336,875
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,260,050
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,650,000	7.250% due 5/1/12	1,658,250
2,155,000	7.000% due 2/1/14	2,138,837

	Total Oil, Gas & Consumable Fuels	84,195,371

	TOTAL ENERGY	91,215,100

FINANCIALS - 14.1%
Capital Markets - 0.1%
1,905,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (d)	333,375

Commercial Banks - 2.7%
1,400,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	1,089,046
2,900,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(c)	2,371,089
1,930,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(c)(g)	2,370,851
	Royal Bank of Scotland Group PLC, Subordinated Notes:
1,015,000	5.000% due 11/12/13	931,615
440,000	5.050% due 1/8/15	395,163
	RSHB Capital, Loan Participation Notes:
1,170,000	Notes, 9.000% due 6/11/14 (a)	1,287,936
1,960,000	Secured Notes, 7.125% due 1/14/14 (a)	2,040,850
	Senior Notes:
330,000	9.000% due 6/11/14 (a)	363,188
330,000	6.299% due 5/15/17 (a)	320,925
	Senior Secured Notes:
1,890,000	7.175% due 5/16/13 (a)	1,970,325
4,855,000	6.299% due 5/15/17 (a)	4,660,314

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Commercial Banks - 2.7% (continued)
2,325,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (c)(g)	$2,057,625
705,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (c)(g)	736,725

		Total Commercial Banks	20,595,652

Consumer Finance - 3.9%
1,392,000	EUR	Fiat Finance & Trade Ltd. SA, Senior Notes, 9.000% due 7/30/12 (a)	2,197,599
		FMG Finance Pty Ltd.:
1,100,000	EUR	Senior Secured Bonds, 9.750% due 9/1/13 (a)	1,670,961
2,635,000		Senior Secured Notes, 10.625% due 9/1/16 (a)	2,931,437
		Ford Motor Credit Co., Senior Notes:
845,000		3.260% due 1/13/12 (c)	761,556
12,260,000		12.000% due 5/15/15	13,523,528
2,180,000	EUR	GMAC International Finance BV, Euro Medium-Term Notes, 5.750% due 5/21/10	3,191,848
		GMAC LLC:
3,862,000		Senior Notes, 8.000% due 11/1/31 (a)	3,147,530
337,000		Subordinated Notes, 8.000% due 12/31/18 (a)	257,805
1,371,000	GBP	SLM Corp., Senior Notes, 5.375% due 12/15/10	2,002,938

		Total Consumer Finance	29,685,202

Diversified Financial Services - 4.6%
1,893,578	EUR	Boats Investments (Netherlands) BV, Secured Notes, 8.645% due 12/15/15 (b)(c)	1,108,993
1,490,000		Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	1,650,603
3,070,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,532,750
		CIT Group Inc., Senior Notes:
670,000		4.125% due 11/3/09	540,538
2,415,000		0.420% due 3/12/10 (c)	1,741,819
		Fresenius U.S. Finance II Inc., Senior Notes:
171,000	EUR	8.750% due 7/15/15 (a)	278,536
2,070,000		9.000% due 7/15/15 (a)	2,266,650
		Galaxy Entertainment Finance Co., Ltd., Senior Notes:
1,000,000		6.218% due 12/15/10 (a)(c)	965,000
1,000,000		9.875% due 12/15/12 (a)	985,000
		General Electric Capital Corp., Subordinated Bonds:
2,161,000	EUR	4.625% due 9/15/66 (a)(c)	2,467,942
1,298,000	EUR	5.500% due 9/15/67 (a)(c)	1,491,867
260,000		International Lease Finance Corp., Senior Notes, 5.750% due 6/15/11	236,922
1,420,000	EUR	ISS Financing PLC, Senior Secured Bonds, 11.000% due 6/15/14 (a)	2,210,752
2,285,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (c)(g)	2,200,677
1,000,000		Leighton Finance International, Senior Bonds, 7.875% due 5/16/11	979,418
		Leucadia National Corp., Senior Notes:
770,000		7.750% due 8/15/13	777,700
2,070,000		8.125% due 9/15/15	2,121,750
		TNK-BP Finance SA:
420,000		7.875% due 3/13/18 (a)	414,750
		Senior Notes:
4,690,000		7.500% due 7/18/16 (a)	4,643,100
190,000		7.500% due 7/18/16 (a)	185,725
692,000		7.875% due 3/13/18 (a)	679,060
995,000		Vanguard Health Holdings Co., I LLC, Senior Discount Notes, 9.508% due 10/1/15	1,039,775

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Diversified Financial Services - 4.6% (continued)
3,470,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$3,556,750

		Total Diversified Financial Services	35,076,077

Insurance - 0.9%
		American International Group Inc.:
1,225,000		Junior Subordinated Notes, 8.175% due 5/15/58 (c)	744,187
		Medium-Term Notes, Senior Notes:
3,035,000		5.450% due 5/18/17	2,203,210
885,000		5.850% due 1/16/18	641,712
		Senior Notes:
470,000		5.600% due 10/18/16	345,324
1,775,000		8.250% due 8/15/18	1,510,681
1,205,000		MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	1,150,775

		Total Insurance	6,595,889

Real Estate Investment Trusts (REITs) - 0.5%
530,000		Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	504,825
3,335,000		Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	3,251,625

		Total Real Estate Investment Trusts (REITs)	3,756,450

Real Estate Management & Development - 1.3%
1,000,000		Agile Property Holdings Ltd., Senior Bonds, 9.000% due 9/22/13 (a)	988,611
1,133,600		Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 16.209% due 6/30/15 (a)(e)(f)	425,100
536,000	GBP	Castle HoldCo 4 Ltd., Senior Secured Notes, 10.000% due 5/8/18 (a)(f)	771,285
140,000		Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	114,100
		Realogy Corp.:
4,000,000		13.500% due 10/15/17	4,175,000
3,550,000		Senior Notes, 10.500% due 4/15/14	2,591,500
1,230,000		Senior Subordinated Notes, 12.375% due 4/15/15	685,725
311,132		Senior Toggle Notes, 11.750% due 4/15/14 (b)	206,903

		Total Real Estate Management & Development	9,958,224

Thrifts & Mortgage Finance - 0.1%
500,000		Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	430,000

		TOTAL FINANCIALS	106,430,869

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.5%
3,810,000		Biomet Inc., Senior Toggle Notes, 10.375% due 10/15/17 (b)	4,067,175

Health Care Providers & Services - 4.4%
5,005,000		CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	3,528,525
1,975,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,965,125
		HCA Inc.:
2,420,000		Debentures, 7.500% due 12/15/23	1,965,689
		Senior Secured Notes:
5,594,000		9.625% due 11/15/16 (b)	5,831,745
2,130,000		7.875% due 2/15/20 (a)	2,143,312
4,130,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,150,650
		Tenet Healthcare Corp., Senior Notes:
630,000		7.375% due 2/1/13	626,850
1,477,000		9.000% due 5/1/15 (a)	1,550,850
3,087,000		10.000% due 5/1/18 (a)	3,418,852

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Health Care Providers & Services - 4.4% (continued)
		Universal Hospital Services Inc., Senior Secured Notes:
1,015,000		4.635% due 6/1/15 (c)	$865,288
970,000		8.500% due 6/1/15 (b)	955,450
5,608,000		US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(c)	4,907,000
1,575,000		US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	1,665,563

		Total Health Care Providers & Services	33,574,899

Pharmaceuticals - 0.1%
570,000		Elan Corp. PLC, Senior Notes, 8.750% due 10/15/16 (a)	562,875
8,815,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	44,075

		Total Pharmaceuticals	606,950

		TOTAL HEALTH CARE	38,249,024

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.5%
1,400,000	EUR	Bombardier Inc., Senior Notes, 7.250% due 11/15/16 (a)	2,090,807
7,439,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	4,798,155
		L-3 Communications Corp., Senior Subordinated Notes:
770,000		5.875% due 1/15/15	770,000
1,765,000		6.375% due 10/15/15	1,791,475
2,285,000		TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	2,219,306

		Total Aerospace & Defense	11,669,743

Air Freight & Logistics - 0.4%
2,710,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	2,926,800

Airlines - 1.6%
530,000		American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	539,275
1,595,000		Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14 (f)	1,375,687
6,830,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	5,361,550
		Delta Air Lines Inc.:
		Pass-Through Certificates:
2,165,000		7.711% due 9/18/11	2,002,625
1,688,787		8.954% due 8/10/14 (f)	1,329,920
		Senior Secured Notes:
870,000		9.500% due 9/15/14 (a)	874,350
960,000		12.250% due 3/15/15 (a)	900,000

		Total Airlines	12,383,407

Building Products - 1.1%
1,500,000		Asia Aluminum Holdings Ltd., Senior Secured Bonds, 8.000% due 12/23/11 (a)(d)	262,500
		Associated Materials Inc.:
1,745,000		Senior Discount Notes, 11.250% due 3/1/14	1,326,200
3,685,000		Senior Subordinated Notes, 9.750% due 4/15/12	3,638,937
2,330,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (e)	2,388,249
4,445,000		NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/1/14 (e)	144,463
300,000		USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	315,000

		Total Building Products	8,075,349

Commercial Services & Supplies - 1.5%
565,000		ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	593,250
		Altegrity Inc., Senior Subordinated Notes:
310,000		10.500% due 11/1/15 (a)	263,500
3,355,000		11.750% due 5/1/16 (a)	2,600,125
2,238,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,293,950

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Commercial Services & Supplies - 1.5% (continued)
166,000	EUR	ISS Global A/S, Euro Medium-Term Notes, 4.750% due 9/18/10	$243,049
		RSC Equipment Rental Inc.:
3,290,000		Senior Notes, 9.500% due 12/1/14	3,191,300
1,690,000		Senior Secured Notes, 10.000% due 7/15/17 (a)	1,825,200

		Total Commercial Services & Supplies	11,010,374

Construction & Engineering - 0.2%
1,250,000		Odebrecht Finance Ltd., Senior Notes, 7.500% due 10/18/17 (a)	1,281,250

Machinery - 0.2%
1,420,000		American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,327,700
320,000		Terex Corp., Senior Notes, 10.875% due 6/1/16	350,400

		Total Machinery	1,678,100

Road & Rail - 1.4%
		Kansas City Southern de Mexico, Senior Notes:
2,496,000		9.375% due 5/1/12	2,545,920
1,030,000		7.625% due 12/1/13	1,004,250
1,105,000		7.375% due 6/1/14	1,077,375
470,000		12.500% due 4/1/16 (a)	521,700
180,000		Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	207,900
4,745,000		RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	4,994,113

		Total Road & Rail	10,351,258

Trading Companies & Distributors - 0.8%
1,745,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,683,925
505,000		Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	487,325
2,340,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,152,800
4,320,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(e)	2,095,200

		Total Trading Companies & Distributors	6,419,250

Transportation Infrastructure - 0.1%
		Swift Transportation Co., Senior Secured Notes:
685,000		8.190% due 5/15/15 (a)(c)	489,775
730,000		12.500% due 5/15/17 (a)	551,150

		Total Transportation Infrastructure	1,040,925

		TOTAL INDUSTRIALS	66,836,456

INFORMATION TECHNOLOGY - 1.2%
IT Services - 0.6%
		Ceridian Corp., Senior Notes:
170,000		11.250% due 11/15/15	153,213
2,300,000		12.250% due 11/15/15 (b)	1,966,500
2,160,000		First Data Corp., Senior Notes, 9.875% due 9/24/15	1,984,500

		Total IT Services	4,104,213

Semiconductors & Semiconductor Equipment - 0.6%
		Freescale Semiconductor Inc.:
		Senior Notes:
1,250,000		8.875% due 12/15/14	962,500
556,168		9.125% due 12/15/14 (b)	386,537
1,245,000		Senior Subordinated Notes, 10.125% due 12/15/16	834,150
1,000,000	EUR	Sensata Technologies BV, Senior Subordinated Notes, 9.000% due 5/1/16	1,127,395
1,500,000		STATS ChipPAC Ltd., Senior Notes, 7.500% due 7/19/10	1,516,875

		Total Semiconductors & Semiconductor Equipment	4,827,457

		TOTAL INFORMATION TECHNOLOGY	8,931,670

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
MATERIALS - 10.4%
Chemicals - 0.5%
1,650,000		Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	$1,769,625
60,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	61,800
1,030,000	EUR	Rhodia SA, Senior Notes, 3.746% due 10/15/13 (a)(c)	1,357,267
230,000		Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	217,350

		Total Chemicals	3,406,042

Containers & Packaging - 1.3%
605,000	EUR	Ardagh Glass Finance PLC, Senior Bonds, 7.125% due 6/15/17 (a)	806,088
416,231	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15 (b)	514,964
875,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	929,687
1,836,000	EUR	Clondalkin Industries BV, Senior Secured Notes, 8.000% due 3/15/14 (a)	2,419,362
		Graham Packaging Co. L.P.:
705,000		Senior Notes, 8.500% due 10/15/12	715,575
990,000		Senior Subordinated Notes, 9.875% due 10/15/14	1,022,175
1,000,000	EUR	Impress Holdings BV, Senior Bonds, 4.121% due 9/15/13 (a)(c)	1,379,962
2,150,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0
1,985,000		Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	2,114,025

		Total Containers & Packaging	9,901,838

Metals & Mining - 4.2%
2,000,000		CII Carbon LLC, Senior Subordinated Notes, 11.125% due 11/15/15 (a)	1,890,000
5,940,000		Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	5,746,950
3,540,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,420,525
3,320,759		Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(c)	2,357,739
		Novelis Inc., Senior Notes:
3,715,000		7.250% due 2/15/15	3,232,050
1,070,000		11.500% due 2/15/15 (a)	1,086,050
3,088,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	2,949,040
		Teck Resources Ltd., Senior Secured Notes:
940,000		9.750% due 5/15/14	1,038,700
690,000		10.250% due 5/15/16	783,150
5,635,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	5,843,670
		Vedanta Resources PLC, Senior Notes:
3,610,000		8.750% due 1/15/14 (a)	3,591,950
175,000		8.750% due 1/15/14 (a)	175,437

		Total Metals & Mining	32,115,261

Paper & Forest Products - 4.4%
6,710,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(d)	6,642,900
		Appleton Papers Inc.:
235,000		Senior Notes, 8.125% due 6/15/11 (e)	191,819
880,000		Senior Secured Notes, 11.250% due 12/15/15 (a)	869,588
6,630,000		Senior Subordinated Notes, 9.750% due 6/15/14 (e)	3,024,937
2,825,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	2,945,062
2,000,000	EUR	Lecta SA, Senior Secured Notes, 3.498% due 2/15/14 (a)(c)	2,357,282
		M-real Oyj, Senior Notes:
1,400,000	EUR	6.152% due 12/15/10 (c)	1,916,573
2,250,000	EUR	9.250% due 4/1/13	2,454,282
		NewPage Corp., Senior Secured Notes:
2,815,000		6.733% due 5/1/12 (c)	1,759,375
255,000		10.000% due 5/1/12	169,575
2,365,000		11.375% due 12/31/14 (a)	2,335,438

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
Paper & Forest Products - 4.4% (continued)
3,954,973		Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(c)	$810,769
1,393,000	EUR	PE Paper Escrow GmbH, Senior Secured Notes, 11.750% due 8/1/14 (a)	2,154,287
2,224,000		Sino-Forest Corp., Senior Bonds, 10.250% due 7/28/14 (a)	2,357,440
1,400,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,148,000
1,865,000		Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	1,920,950

		Total Paper & Forest Products	33,058,277

		TOTAL MATERIALS	78,481,418

TELECOMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 5.9%
5,190,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	5,008,350
1,210,000		CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	1,258,400
870,000		Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	652,500
890,000		Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	900,012
1,550,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (d)(e)	1,938
3,100,000	EUR	Hellas II, Subordinated Notes, 6.996% due 1/15/15 (a)(c)	771,607
		Indosat Finance Co. BV, Senior Bonds:
310,000		7.750% due 11/5/10 (a)	317,970
1,000,000		7.125% due 6/22/12 (a)	1,011,076
1,650,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,773,750
2,020,000		Intelsat Corp., Senior Notes, 9.250% due 8/15/14	2,080,600
7,550,000		Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.599% due 2/1/15	7,568,875
140,000		Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16	147,700
		Level 3 Financing Inc., Senior Notes:
2,840,000		12.250% due 3/15/13	2,882,600
2,605,000		9.250% due 11/1/14	2,308,681
2,535,000		Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	2,636,400
1,880,000		Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	1,887,050
505,000		Qwest Corp., Senior Notes, 8.375% due 5/1/16 (a)	525,200
190,000		SBA Telecommunications Inc., Senior Notes, 8.250% due 8/15/19 (a)	196,650
1,600,000		Sri Lanka Telecom Ltd., Notes, 6.875% due 11/30/09	1,578,645
1,900,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	1,985,500
3,260,000		VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	3,424,692
		Wind Acquisition Finance SA:
760,000		Senior Bonds, 10.750% due 12/1/15 (a)	839,800
2,405,000		Senior Notes, 11.750% due 7/15/17 (a)	2,723,662
		Windstream Corp., Senior Notes:
1,640,000		8.625% due 8/1/16	1,685,100
420,000		7.875% due 11/1/17 (a)	420,000
1,691,986		World Access Inc., Senior Notes, 13.250% due 1/15/08 (d)(e)(f)	11,844

		Total Diversified Telecommunication Services	44,598,602

Wireless Telecommunication Services - 3.4%
2,320,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	2,820,350
1,590,000		Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	1,621,800
165,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	169,538
		Sprint Capital Corp., Senior Notes:
1,490,000		7.625% due 1/30/11	1,532,837
3,180,000		8.375% due 3/15/12	3,299,250
7,435,000		8.750% due 3/15/32	7,063,250
		True Move Co., Ltd.:

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
Wireless Telecommunication Services - 3.4% (continued)
2,050,000	10.750% due 12/16/13 (a)	$1,978,250
7,320,000	Notes, 10.750% due 12/16/13 (a)	7,063,800

	Total Wireless Telecommunication Services	25,549,075

	TOTAL TELECOMMUNICATION SERVICES	70,147,677

UTILITIES - 6.4%
Electric Utilities - 1.1%
	EEB International Ltd.:
1,500,000	8.750% due 10/31/14 (a)	1,620,000
2,150,000	Senior Bonds, 8.750% due 10/31/14 (a)	2,322,000
6,280,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	4,553,000

	Total Electric Utilities	8,495,000

Gas Utilities - 0.3%
737,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	732,393
1,254,000	Xinao Gas Holdings Ltd., Senior Bond, 7.375% due 8/5/12	1,290,069

	Total Gas Utilities	2,022,462

Independent Power Producers & Energy Traders - 4.9%
	AES Corp., Senior Notes:
1,305,000	9.375% due 9/15/10	1,350,675
2,950,000	9.750% due 4/15/16 (a)	3,230,250
295,000	8.000% due 10/15/17	298,319
	Dynegy Holdings Inc., Senior Notes:
135,000	7.500% due 6/1/15	125,550
5,785,000	7.750% due 6/1/19	4,960,637
	Edison Mission Energy, Senior Notes:
2,365,000	7.500% due 6/15/13	2,229,013
1,015,000	7.750% due 6/15/16	893,200
1,670,000	7.200% due 5/15/19	1,361,050
2,025,000	7.625% due 5/15/27	1,458,000
	Energy Future Holdings Corp., Senior Notes:
3,100,000	10.875% due 11/1/17	2,356,000
18,162,000	11.250% due 11/1/17 (b)	12,077,730
965,196	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	974,847
2,245,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,245,000
	NRG Energy Inc., Senior Notes:
2,530,000	7.375% due 2/1/16	2,454,100
205,000	8.500% due 6/15/19	206,281
1,130,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	1,108,813

	Total Independent Power Producers & Energy Traders	37,329,465

Multi-Utilities - 0.1%
830,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (a)	902,625

	TOTAL UTILITIES	48,749,552

	TOTAL CORPORATE BONDS & NOTES (Cost - $672,296,645)	655,148,888

ASSET-BACKED SECURITY - 0.0%
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $3,293,488)	0

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
COLLATERALIZED SENIOR LOANS - 3.1%
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.5%
3,837,798		Allison Transmission Inc., Term Loan B, 5.220% due 8/7/14 (a)(c)	$3,364,471

Automobiles - 0.2%
1,979,764		Ford Motor Co., Term Loan, 3.876% due 11/29/13 (a)(c)	1,765,171

Media - 0.4%
968,305		Idearc Inc., Term Loan B, 3.220% due 11/1/14 (a)(c)(d)	415,026
1,500,000	GBP	Virgin Media Inc., Term Loan B1, 3.625% due 9/30/12 (c)	2,291,442

		Total Media	2,706,468

Specialty Retail - 0.0%
249,359		Michaels Stores Inc., Term Loan B, 2.676% due 10/31/13 (a)(c)	223,869

Textiles, Apparel & Luxury Goods - 0.0%
2,725,775		Simmons Co., Term Loan, 8.345% due 2/15/12 (a)(b)(c)	81,773

		TOTAL CONSUMER DISCRETIONARY	8,141,752

ENERGY - 0.5%
Energy Equipment & Services - 0.4%
4,062,435		Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (a)(b)(c)(e)	2,945,265

Oil, Gas & Consumable Fuels - 0.1%
3,000,000		Stallion Oilfield Services, Term Loan, 7.507% due 7/31/12 (a)(c)	1,297,500

		TOTAL ENERGY	4,242,765

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
43,921		Hawker Beechcraft Acquisition Co., Term Loan, 2.598% due 3/26/14 (c)	33,753
1,703,332		Hawker Beechcraft, Term Loan B, 2.372% due 3/26/14 (a)(c)	1,309,011

		Total Aerospace & Defense	1,342,764

Airlines - 0.2%
2,283,623		United Airlines Inc., Term Loan B, 2.331% due 1/12/14 (a)(c)	1,707,009

Trading Companies & Distributors - 0.0%
2,535,519		Penhall International Corp., Term Loan, 10.600% due 4/1/12 (a)(b)(c)	139,454

		TOTAL INDUSTRIALS	3,189,227

INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.4%
		Eircom:
985,223	EUR	Term Loan, 6.000% due 9/30/15 (c)	1,296,911
984,827	EUR	Term Loan B, 2.365% due 9/30/14 (c)	1,296,391

		Total Internet Software & Services	2,593,302

Semiconductors & Semiconductor Equipment - 0.2%
1,492,335	EUR	Sensata Technologies BV, Euro Term Loan, 4.130% due 4/27/13 (a)(c)	1,809,455

		TOTAL INFORMATION TECHNOLOGY	4,402,757

MATERIALS - 0.3%
Chemicals - 0.2%
1,750,000		Lyondell Chemical Co., Term Loan, 5.814% due 12/15/09 (c)	1,708,073

Containers & Packaging - 0.1%
500,000		Berry Plastics Group Inc., Term Loan C, 2.275% due 4/3/15 (c)	443,542

		TOTAL MATERIALS	2,151,615

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†		Security	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
1,000,000	EUR	Wind Finance SL SA, Term Loan, 8.000% due 11/26/14 (c)	$1,478,228

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $27,831,227)	23,606,344

CONVERTIBLE BONDS & NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
670,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	705,175

INDUSTRIALS - 0.3%
Airlines - 0.0%
150,000		AMR Corp., Senior Notes, 6.250% due 10/15/14	159,188

Marine - 0.3%
2,360,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	1,873,250

		TOTAL INDUSTRIALS	2,032,438

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,456,248)	2,737,613

SOVEREIGN BONDS - 6.8%
Brazil - 1.5%
		Brazil Nota do Tesouro Nacional:
7,113,000	BRL	10.000% due 7/1/10	4,048,242
13,860,000	BRL	10.000% due 1/1/12	7,612,118

		Total Brazil	11,660,360

Colombia - 0.4%
2,339,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	2,686,341

Indonesia - 0.7%
		Republic of Indonesia:
7,064,000,000	IDR	11.000% due 9/15/25	756,838
14,826,000,000	IDR	10.250% due 7/15/27	1,492,266
2,990,000		Senior Bonds, 6.875% due 1/17/18 (a)	3,221,725

		Total Indonesia	5,470,829

Panama - 0.5%
3,322,000		Republic of Panama, 6.700% due 1/26/36	3,687,420

Russia - 0.7%
5,171,520		Russian Federation, 7.500% due 3/31/30 (a)	5,665,917

Turkey - 0.7%
		Republic of Turkey, Senior Notes:
3,500,000		7.500% due 7/14/17	3,876,250
1,130,000		7.000% due 3/11/19	1,211,925

		Total Turkey	5,088,175

United Arab Emirates - 0.3%
1,940,000		MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14 (a)	2,065,759

Venezuela - 2.0%
20,086,000		Bolivarian Republic of Venezuela, 5.750% due 2/26/16 (a)	14,863,640

		TOTAL SOVEREIGN BONDS (Cost - $44,103,193)	51,188,441

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
18,861	Mattress Holding Corp. (e)(f)*	$0

INDUSTRIALS - 0.0%
Machinery - 0.0%
20	Glasstech Inc. (e)(f)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (e)(f)*	0

MATERIALS - 0.4%
Chemicals - 0.4%
104,731	Georgia Gulf Corp. *	3,141,930

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc. (e)*	15

	TOTAL COMMON STOCKS (Cost - $4,029,721)	3,141,945

CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
4,630	Bank of America Corp., 7.250% (Cost - $4,641,392)	3,935,454

ESCROWED SHARES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
2,000,000	Pillowtex Corp., 9.000% due 12/15/49 (e)(f)* (Cost - $0)	0

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
9,048	CMP Susquehanna Radio Holdings Corp. (a)(f)*	3,845
9	ION Media Networks Inc., Series B, 12.000% (e)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	3,845

FINANCIALS - 0.2%
Consumer Finance - 0.2%
2,300	Preferred Blocker Inc., 7.000% (a)	1,337,666

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc. (e)(f)*	0

	TOTAL PREFERRED STOCKS (Cost - $797,346)	1,341,511

Warrants
WARRANTS - 0.0%
2,639	Buffets Restaurant Holdings, Expires 4/28/14(e)(f)*	0
10,340	CNB Capital Trust, Expires 3/23/19(a)(f)*	284
1,250	Leap Wireless International Inc., Expires 4/15/10(e)(f)*	0
1	Turbo Beta Ltd., Expires 11/1/14(f)*	0

	TOTAL WARRANTS (Cost - $284)	284

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $759,449,544)	741,100,480

See Notes to Schedule of Investments.

Legg Mason Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount†	Security	Value
SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement - 1.7%
13,343,000	Morgan Stanley tri-party repurchase agreement dated 9/30/09, 0.030% due 10/1/09; Proceeds at maturity - $13,343,011; (Fully collateralized by U.S. government agency obligation, 0.000% due 1/6/10; Market value - $13,610,916) (Cost - $13,343,000)	$13,343,000

	TOTAL INVESTMENTS - 99.7% (Cost - $772,792,544#)	754,443,480
	Other Assets in Excess of Liabilities - 0.3%	1,920,329

	TOTAL NET ASSETS - 100.0%	$756,363,809

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(d)	The coupon payment on these securities is currently in default as of September 30, 2009.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
GMAC	— General Motors Acceptance Corp.
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Global High Yield Bond Fund (the “Fund”) (formerly known as Legg Mason Partners Global High Yield Bond Fund) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds & notes	—	$653,924,084	$1,224,804	$655,148,888
Asset-backed securities	—	—	0	0
Collateralized senior loans	—	23,606,344	—	23,606,344
Convertible bonds & notes	—	2,737,613	—	2,737,613
Sovereign bonds	—	51,188,441	—	51,188,441
Common stocks	$3,141,945	—	0	3,141,945
Convertible preferred stocks	3,935,454	—	—	3,935,454
Escrowed shares	—	—	0	0
Preferred stocks	—	1,337,666	3,845	1,341,511

Notes to Schedule of Investments (unaudited) (continued)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	—	$284	$284

Total long-term investments	$7,077,399	$732,794,148	1,228,933	741,100,480

Short-term investments†	—	13,343,000	—	13,343,000

Total investments	$7,077,399	$746,137,148	$1,228,933	$754,443,480

Other financial instruments:
Forward foreign currency contracts - to buy	(703)	—	—	(703)
Forward foreign currency contracts - to sell	(818,971)	—	—	(818,971)

Total other financial instruments	(819,674)	—	—	(819,674)

Total	$6,257,725	$746,137,148	$1,228,933	$753,623,806

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset-Backed Securities	Common Stocks	Escrowed Shares	Preferred Stocks	Warrants	TOTAL
Balance as of December 31, 2008	$1,009,081	$0	$9	$0	$0	$0	$1,009,090
Accrued premiums/discounts	39,648	—	—	—	—	—	39,648

Realized gain/(loss)[1]	(9,137,203)	—	(5,150,174)	—	(3,491)	(9,954)	(14,300,822)

Change in unrealized appreciation (depreciation)[2]	9,049,352	—	5,150,165	—	3,491	9,954	14,212,962

Net purchases (sales)	1,245,547	—	—	—	3,845	284	1,249,676

Net transfers in and/or out of Level 3	(981,621)	—	—	—	—	—	(981,621)

Balance as of September 30, 2009	$1,224,804	$0	$0	$0	$3,845	$284	$1,228,933

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009	$(11,108,418)	$(3,293,488)	$(189)	$0	$(103,500)	—	$(14,505,595)

[1]	This amount is included in net realized gain (loss) from investments.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Notes to Schedule of Investments (unaudited) (continued)

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Swap Agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments. The risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes

Notes to Schedule of Investments (unaudited) (continued)

to Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,647,845
Gross unrealized depreciation	(95,996,909)

Net unrealized depreciation	$(18,349,064)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	300,000	$439,231	11/19/09	$1,581
Euro	500,000	732,051	11/19/09	(2,284)

				(703)

Contracts to Sell:
British Pound	1,170,000	1,870,323	11/19/09	117,203
British Pound	500,000	799,283	11/19/09	49,982
British Pound	450,000	719,355	11/19/09	29,443
British Pound	350,000	559,498	11/19/09	14,404
British Pound	1,350,000	2,158,065	11/19/09	70,665
Euro	1,300,000	1,903,333	11/19/09	(70,437)
Euro	14,000,000	20,497,427	11/19/09	(325,387)
Euro	10,540,000	15,431,635	11/19/09	(253,929)
Euro	2,855,874	4,181,291	11/19/09	(68,861)
Euro	850,000	1,244,487	11/19/09	(20,609)
Euro	3,512,516	5,142,681	11/19/09	(89,681)
Euro	5,960,000	8,726,048	11/19/09	(271,764)

				(818,971)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(819,674)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$283,278	$(1,102,952)	$(819,674)

The Fund had average market values of $6,634,808 and $46,039,670 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively during the period ended September 30, 2009.

As of September 30, 2009, the Fund did not have any open credit default swap contracts but had an average notional balance of $2,807,200 in credit default swap contracts (to sell protection) during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 24, 2009